Financial instruments and risk management (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) Institution	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Financial assets and liabilities [Abstract]
Financial assets	SFr 201,921	SFr 228,779
Financial liabilities	21,649	15,492
Financial risks [Abstract]
Loss in finance results, net	113	(555)	SFr (2,013)
Foreign Currency Exchange Risk [Member]
Financial risks [Abstract]
Loss in finance results, net	SFr (100)	(700)	SFr (800)
Percentage exchange rate strengthened	10.00%
Percentage exchange rate weakened	10.00%
Net loss for period decrease, result of foreign exchange rate increase	SFr 1,700	800
Credit Risk [Member]
Financial risks [Abstract]
Number of financial institutions holding cash and cash equivalents and short-term financial assets | Institution	5
Liquidity Risk [Member]
Financial risks [Abstract]
Cash position rolling forecast period	18 months
Interest Rate [member]
Financial risks [Abstract]
Percentage of increase in interest rates	10.00%
Percentage of decrease in interest rates	10.00%
Interest Rate [member] | Top of Range [Member]
Financial risks [Abstract]
Net loss for period increase, due to increase in interest rate	SFr 200
Net loss for period decrease, due to decrease in interest rate	200
Long-term Lease Liabilities [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	2,340	1,780
Trade and Other Payables [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 2,003	2,184
Trade and Other Payables [Member] | Liquidity Risk [Member] | Bottom of Range [Member]
Financial risks [Abstract]
Expected debt obligation payoff period	12 months
Accrued Expenses [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 16,736	11,085
Short-term Lease Liabilities [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	570	443
Right-of-use Assets [Member]
Financial assets and liabilities [Abstract]
Financial assets	2,914	2,223
Long-term Financial Assets [Member]
Financial assets and liabilities [Abstract]
Financial assets	363	334
Other Current Receivables [Member]
Financial assets and liabilities [Abstract]
Financial assets	428	329
Short-term Financial Assets [Member]
Financial assets and liabilities [Abstract]
Financial assets	116,000	65,000
Cash and Cash Equivalents [Member]
Financial assets and liabilities [Abstract]
Financial assets	SFr 82,216	SFr 160,893